Lease Liabilities	12 Months Ended
Dec. 31, 2023
Lease Liabilities [Abstract]
Lease liabilities
11.	Lease liabilities

The continuity of the lease liabilities are presented in the table below:

	As at	As at	As at
	December 31,	December 31,	December 31,
	2023	2022	2021
Balance, beginning of period	$547,471	$-	$2,546,160
Additions(1)	-	602,172	-
Interest	46,923	41,299	236,680
Lease payments	(146,880)	(96,000)	(2,647,669)
Modification of lease(2)	-	-	(135,171)
Balance, end of period	$447,514	$547,471	$-
Current portion	$110,651	$99,957	$-
Non-current portion	336,863	447,514	-
Total lease liabilities	$447,514	$547,471	$-

(1)	In April 2022, the Company entered into a lease for its head office for a term of 5 years. When measuring lease liability, the Company’s incremental borrowing rate applied was estimated to be 10% per annum.
(2)	On December 31, 2021, the Company entered into a 99-year lease for the 1001 East Delavan facility in exchange for a one-time prepayment of $2.3 million. This long-term lease is treated as a lease modification of the current lease. Refer to note 7.

Maturity analysis - contractual undiscounted cash flows

As at December 31, 2023
Less than one year	$151,286
One to five years	370,349
Total undiscounted lease obligations	$521,635